COLT 2026-7 Mortgage Loan Trust ABS-15G

Exhibit 99.15

Loan Level Tape Compare Upload
Loans in Report		4
Loan Number	Deal ID	Borrower Last Name	Field	Tape Data	Reviewer Data	Discrepancy Comments
XXXX	4350122770	XXXX	Cash Reserves	XXXX	XXXX	Current is cash reserves. Tape value is total assets verified.
XXXX	4350122773	XXXX	Cash Reserves	XXXX	XXXX	Tape reflects total assets in file. Current value reflects cash reserves
XXXX	4350122772	XXXX	Credit Report Date	XXXX	XXXX	Credit report is XXXX
XXXX	4350122770	XXXX	Documentation Type	Alt Doc/Bank Statements	DSCR	Current value base on qualifying criteria.
XXXX	4350122771	XXXX	Documentation Type	Alt Doc/Bank Statements	DSCR	Current value based on qualifying criteria.
XXXX	4350122773	XXXX	Documentation Type	Alt Doc/Bank Statements	DSCR	DSCR in file
XXXX	4350122772	XXXX	Documentation Type	Alt Doc/Bank Statements	DSCR	Current value is based on qualifying criteria
XXXX	4350122770	XXXX	Months Reserves	6	12.44	Current based on cash reserves of $XXXX
XXXX	4350122771	XXXX	Months Reserves	96	95.87	Rounding
XXXX	4350122773	XXXX	Months Reserves	6	10.25	Cash reserves calculate to 10.25 months piti reserves
XXXX	4350122772	XXXX	Months Reserves	131	131.21	Current value is cash reserves. Tape value is unknown.
XXXX	4350122770	XXXX	Product Type	30 Yr Fixed Interest Only	30 yr Fixed - 10 yr IO	Current per note.
XXXX	4350122770	XXXX	Property Type	SFR	Mid Rise Condo (5-8)	Based on Appraisal, condo has 8 # of stories = Mid Rise Condo (5-8)
XXXX	4350122770	XXXX	Total Cash Out	XXXX	XXXX	Purchas transaction = XXXX cash out. Tape value is cash required.
XXXX	4350122771	XXXX	Total Cash Out	XXXX	XXXX	Current supported by the Hud-1 verifying Total Cash Out is $XXXX
XXXX	4350122773	XXXX	Total Cash Out	XXXX	XXXX	Per the Hud-1, the Total Cash Out $XXXX, this is a Purchase Transaction and Borrower brought funds to closing

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